UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22727

 NAME OF REGISTRANT:                     The Cushing MLP Infrastructure
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8117 Preston Road, Suite
                                         440
                                         Dallas, TX 75225

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jerry V. Swank
                                         Cushing Asset Management,
                                         L.P.
                                         8117 Preston Road, Suite
                                         440
                                         Dallas, TX 75225

 REGISTRANT'S TELEPHONE NUMBER:          214-692-6334

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


Cushing MLP Infrastructure Fund
--------------------------------------------------------------------------------------------------------------------------
 BUCKEYE PARTNERS, L.P.                                                                      Agenda Number:  934192333
--------------------------------------------------------------------------------------------------------------------------
        Security:  118230101
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2015
          Ticker:  BPL
            ISIN:  US1182301010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PIETER BAKKER                                             Mgmt          For                            For
       BARBARA M. BAUMANN                                        Mgmt          For                            For
       MARK C. MCKINLEY                                          Mgmt          For                            For
       DONALD W. NIEMIEC                                         Mgmt          For                            For

2.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS,
       L.P.'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR 2015.




--------------------------------------------------------------------------------------------------------------------------
 ENERGY TRANSFER PARTNERS, L.P.                                                              Agenda Number:  934092507
--------------------------------------------------------------------------------------------------------------------------
        Security:  29273R109
    Meeting Type:  Special
    Meeting Date:  20-Nov-2014
          Ticker:  ETP
            ISIN:  US29273R1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      APPROVAL OF THE SECOND AMENDED AND RESTATED               Mgmt          For                            For
       ENERGY TRANSFER PARTNERS, L.P. 2008
       LONG-TERM INCENTIVE PLAN (AS IT HAS BEEN
       AMENDED FROM TIME TO TIME, THE "LTIP"),
       WHICH, AMONG OTHER THINGS, PROVIDES FOR AN
       INCREASE IN THE MAXIMUM NUMBER OF COMMON
       UNITS RESERVED AND AVAILABLE FOR DELIVERY
       WITH RESPECT TO AWARDS UNDER THE LTIP TO
       10,000,000 COMMON UNITS (THE "LTIP
       PROPOSAL").

2      APPROVAL OF THE ADJOURNMENT OF THE SPECIAL                Mgmt          For                            For
       MEETING TO A LATER DATE OR DATES, IF
       NECESSARY OR APPROPRIATE, TO SOLICIT
       ADDITIONAL PROXIES IN THE EVENT THERE ARE
       NOT SUFFICIENT VOTES AT THE TIME OF THE
       SPECIAL MEETING TO APPROVE THE LTIP
       PROPOSAL.




--------------------------------------------------------------------------------------------------------------------------
 KINDER MORGAN ENERGY PARTNERS, L.P.                                                         Agenda Number:  934090969
--------------------------------------------------------------------------------------------------------------------------
        Security:  494550106
    Meeting Type:  Special
    Meeting Date:  20-Nov-2014
          Ticker:  KMP
            ISIN:  US4945501066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE THE KMP MERGER AGREEMENT.                      Mgmt          For                            For

2.     TO APPROVE THE KMP ADJOURNMENT PROPOSAL.                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KINDER MORGAN, INC.                                                                         Agenda Number:  934149813
--------------------------------------------------------------------------------------------------------------------------
        Security:  49456B101
    Meeting Type:  Annual
    Meeting Date:  07-May-2015
          Ticker:  KMI
            ISIN:  US49456B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RICHARD D. KINDER                                         Mgmt          For                            For
       STEVEN J. KEAN                                            Mgmt          For                            For
       TED A. GARDNER                                            Mgmt          For                            For
       ANTHONY W. HALL, JR.                                      Mgmt          For                            For
       GARY L. HULTQUIST                                         Mgmt          For                            For
       RONALD L. KUEHN, JR.                                      Mgmt          For                            For
       DEBORAH A. MACDONALD                                      Mgmt          For                            For
       MICHAEL J. MILLER                                         Mgmt          For                            For
       MICHAEL C. MORGAN                                         Mgmt          For                            For
       ARTHUR C. REICHSTETTER                                    Mgmt          For                            For
       FAYEZ SAROFIM                                             Mgmt          For                            For
       C. PARK SHAPER                                            Mgmt          For                            For
       WILLIAM A. SMITH                                          Mgmt          For                            For
       JOEL V. STAFF                                             Mgmt          For                            For
       ROBERT F. VAGT                                            Mgmt          For                            For
       PERRY M. WAUGHTAL                                         Mgmt          For                            For

2.     APPROVAL OF THE KINDER MORGAN, INC. 2015                  Mgmt          For                            For
       AMENDED AND RESTATED STOCK INCENTIVE PLAN.

3.     APPROVAL OF THE AMENDED AND RESTATED ANNUAL               Mgmt          For                            For
       INCENTIVE PLAN OF KINDER MORGAN, INC.

4.     ADVISORY VOTE TO APPROVE EXECUTIVE                        Mgmt          For                            For
       COMPENSATION.

5.     RATIFICATION OF THE SELECTION OF                          Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2015.

6.     APPROVAL OF THE AMENDED AND RESTATED                      Mgmt          For                            For
       CERTIFICATE OF INCORPORATION OF KINDER
       MORGAN, INC.

7.     STOCKHOLDER PROPOSAL RELATING TO A REPORT                 Shr           Abstain                        Against
       ON OUR COMPANY'S RESPONSE TO CLIMATE
       CHANGE.

8.     STOCKHOLDER PROPOSAL RELATING TO A REPORT                 Shr           Abstain                        Against
       ON METHANE EMISSIONS.

9.     STOCKHOLDER PROPOSAL RELATING TO AN ANNUAL                Shr           Abstain                        Against
       SUSTAINABILITY REPORT.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  934133086
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2015
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT G. CROYLE                                          Mgmt          For                            For
       STACY P. METHVIN                                          Mgmt          For                            For
       BARRY R. PEARL                                            Mgmt          For                            For

2.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE                  Mgmt          For                            For
       COMPENSATION

3.     RATIFICATION OF APPOINTMENT OF INDEPENDENT                Mgmt          For                            For
       AUDITOR




--------------------------------------------------------------------------------------------------------------------------
 MARKWEST ENERGY PARTNERS LP                                                                 Agenda Number:  934199274
--------------------------------------------------------------------------------------------------------------------------
        Security:  570759100
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2015
          Ticker:  MWE
            ISIN:  US5707591005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK M. SEMPLE                                           Mgmt          For                            For
       DONALD D. WOLF                                            Mgmt          For                            For
       MICHAEL L. BEATTY                                         Mgmt          For                            For
       WILLIAM A BRUCKMANN III                                   Mgmt          For                            For
       DONALD C. HEPPERMANN                                      Mgmt          For                            For
       RANDALL J. LARSON                                         Mgmt          For                            For
       ANNE E. FOX MOUNSEY                                       Mgmt          For                            For
       WILLIAM P. NICOLETTI                                      Mgmt          For                            For

2.     RATIFICATION OF DELOITTE & TOUCHE LLP AS                  Mgmt          For                            For
       THE PARTNERSHIP'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2015.




--------------------------------------------------------------------------------------------------------------------------
 WILLIAMS PARTNERS L.P.                                                                      Agenda Number:  934116004
--------------------------------------------------------------------------------------------------------------------------
        Security:  96950F104
    Meeting Type:  Consent
    Meeting Date:  28-Jan-2015
          Ticker:  WPZ
            ISIN:  US96950F1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE AND ADOPT THE AGREEMENT AND PLAN               Mgmt          For
       OF MERGER, DATED AS OF OCTOBER 24, 2014
       (THE "MERGER AGREEMENT"), BY AND AMONG
       ACCESS MIDSTREAM PARTNERS, L.P., ACCESS
       MIDSTREAM PARTNERS GP, L.L.C., VHMS, LLC
       ("MERGER SUB"), WILLIAMS PARTNERS, AND
       WILLIAMS PARTNERS GP LLC (THE "WPZ GENERAL
       PARTNER")



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Cushing MLP Infrastructure Fund
By (Signature)       /s/ Daniel L. Spears
Name                 Daniel L. Spears
Title                President
Date                 08/07/2015